FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: / / (a)

or fiscal year ending: 12/31/10 (b)

Is this a transition report?: (Y/N) N

---

Is this an amendment to a previous filing? (Y/N) N

---

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: The United States Life Insurance Company in the City of New York

Separate Account USL VL-R

B. File Number: 811-09359

C. Telephone Number: (713) 831-3216

2. A. Street: 2727-A Allen Parkway

B. City: Houston C. State: TX D. Zip Code: 77019 Zip Ext: 2191

E. Foreign Country: Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N) N

4. Is this the last filing on this form by Registrant? (Y/N) N

5. Is Registrant a small business investment company (SBIC)?(Y/N) N

[If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)?(Y/N)

[If answer is "Y" (Yes) complete only items 111 through 132.] Y

7. A. Is Registrant a series or multiple portfolio company?(Y/N)

[If answer is "N" (No), go to item 8.]

B. How many separate series or portfolios did Registrant

have at the end of the period --------------

01 SEC 2100(10-93)


For period ending 12/31/10 If filing more than one

Page 47, "X" box: [ ]

File number 811- 09359

UNIT INVESTMENT TRUSTS

  A. [/] Depositor Name: The United States Life Insurance Company in the City of

  New York

  ------------------------------------------

  B. [/] File Number (If any):

  ------------------------------------

  C. [/] City: New York State: NY Zip Code: 10022 Zip Ext.:

  ---------------- -- ------ -----

  [/] Foreign Country: Foreign Postal Code:

  ------------- -----

  111. A. [/] Depositor Name:

  ------------------------------------------

  B. [/] File Number (If any):

  ------------------------------------

  C. [/] City: State: Zip Code: Zip Ext.:

  ---------------- -- ----- -----

  [/] Foreign Country: Foreign Postal Code:

  ------------- -----

  A. [/] Sponsor Name: The United States Life Insurance Company in the City of

New York

--------------------------------------------

B. [/] File Number (If any):

-------------------------------------

C. [/] City: New York State: NY Zip Code: 10022 Zip Ext.:

---------------- -- ------ -----

[/] Foreign Country: Foreign Postal Code:

------------- -----

112. A. [/] Sponsor Name:

--------------------------------------------

B. [/] File Number (If any):

-------------------------------------

C. [/] City: State: Zip Code: Zip Ext.:

---------------- -- ----- -----

[/] Foreign Country: Foreign Postal Code:

------------- -----


For period ending 12/31/10 If filing more than one

Page 48, "X" box: [ ]

File number 811- 09359

113. A. [/] Trustee Name:

-----------------------------------------------

B. [/] City: State: Zip Code: Zip Ext.:

---------------- -- ----- -----

[/] Foreign Country: Foreign Postal Code:

------------- -----

113. A. [/] Trustee Name:

-----------------------------------------------

B. [/] City: State: Zip Code: Zip Ext.:

---------------- -- ----- -----

[/] Foreign Country: Foreign Postal Code:

------------- -----

114. A. [/] Principal Underwriter Name: American General Equity Services Corporation

---------------------------------------------

B. [/] File Number: 8-15847

-------

C. [/] City Houston State: TX Zip Code: 77019 Zip Ext.:

---------------- -- ----- -----

[/] Foreign Country: Foreign Postal Code:

------------- -----

114. A. [/] Principal Underwriter Name:

-------------------------------

B. [/] File Number:

-------

C. [/] City: State: Zip Code: Zip Ext.:

---------------- -- ----- -----

[/] Foreign Country: Foreign Postal Code:

------------- -----

115. A. [/] Independent Public Accountant Name: PricewaterhouseCoopers LLP

----------------------

B. [/] City: Houston State: TX Zip Code: 77002 Zip Ext.:

---------------- -- ----- -----

[/] Foreign Country: Foreign Postal Code:

------------- -----

115. A. [/] Independent Public Accountant Name:

----------------------

B. [/] City: State: Zip Code: Zip Ext.:

---------------- -- ----- -----

[/] Foreign Country: Foreign Postal Code:

------------- -----


For period ending 12/31/10 If filing more than one

Page 49, "X" box: [ ]

File number 811- 09359

116. Family of investment companies information:

A. [/] Is Registrant part of a family of investment companies?(Y/N) Y

-----

Y/N

B. [/] Identify the family in 10 letters AGLSEPACCT

------------

(NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation

is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company?(Y/N)

Y

-----

Y/N

If answer is "Y"(Yes), are any of the following types of contracts funded by the Registrant?:

B. [/] Variable annuity contracts?(Y/N) N

-----

Y/N

C. [/] Scheduled premium variable life contracts?(Y/N) N

-----

Y/N

D. [/] Flexible premium variable life contracts?(Y/N) Y

-----

Y/N

E. [/] Other types of insurance products registered

under the Securities Act of 1933?(Y/N) N

-----

Y/N

118: [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 1

-----

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during

the period 0

-----

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119($000's omitted) $ 0

------

121. [/] State the number of series for which a current prospectus was in existence at the end of the period 1

-----

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the

current period 0

-----


For period ending 12/31/10 If filing more than one

Page 50, "X" box: [ ]

File number 811- 09359

123. [/] State the total value of the additional units

considered in answering item 122($000's omitted) $ 0

--------

124. [/] State the total value of units of prior series

that were placed in the portfolios of subsequent

series during the current period (the value of

these units is to be measured on the date they were

placed in the subsequent series)($000's omitted) $ 0

--------

125. [/] State the total dollar amount of sales loads

collected (before reallowances to other brokers

or dealers) by Registrant's principal underwriter

and any underwriter which is an affiliated person

of the principal underwriter during the current

period solely from the sale of units of all series

of Registrant ($000's omitted) $ 8

--------

126. [/] Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market

operations in Registrant's units (include the sales loads,

if any, collected on units of a prior series placed in

the portfolio of a subsequent series.) ($000's omitted) $ 0

--------

127. [/] List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):



          Number of Total Assets Total Income

Series ($000's Distributions

Investing omitted) ($000's omitted)

--------------- --------------- --------------


A. U.S. Treasury direct issue $ $

----- ------------ -----------

B. U.S. Government agency $ $

----- ------------ -----------

C. State and municipal tax-free $ $

----- ------------ -----------

D. Public utility debt $ $

----- ------------ -----------

E. Brokers or dealers debt or debt

of brokers' or dealers' parent $ $

----- ------------ -----------

F. All other corporate intermed.

& long-term debt $ $

----- ------------ -----------

G. All other corporate short-term debt $ $

----- ------------ -----------

H. Equity securities of brokers or dealers

or parents of brokers or dealers $ $

----- ------------ -----------

I. Investment company equity securities $ $

----- ------------ -----------

J. All other equity securities 1 $ 1,774 $ 32

----- ------------ -----------

K. Other securities $ $

----- ------------ -----------

L. Total assets of all series of

registrant 1 $ 1,774 $ 32

----- ------------ -----------




For period ending 12/31/10 If filing more than one

Page 51, "X" box: [ ]

File number 811- 09359

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's

series at the end of the current period insured or

guaranteed by an entity other than the issuer?(Y/N) N

------

Y/N

[If answer is "N"(No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal

or interest at the end of the current period?(Y/N) ------

Y/N

[If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit,

is any part of the value attributed to instruments

identified in item 129 derived from insurance or

guarantees?(Y/N) ------

Y/N

131. [/] Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $ 12 ------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811- 811- 811- 811- 811-

---- ---- ---- ---- -----

811- 811- 811- 811- 811-

---- ---- ---- ---- -----

811- 811- 811- 811- 811-

---- ---- ---- ---- -----

811- 811- 811- 811- 811-

---- ---- ---- ---- -----

811- 811- 811- 811- 811-

---- ---- ---- ---- -----

811- 811- 811- 811- 811-

---- ---- ---- ---- -----

811- 811- 811- 811- 811-

---- ---- ---- ---- -----

811- 811- 811- 811- 811-

---- ---- ---- ---- -----


SIGNATURES

This Report is signed on behalf of the registrant in the City of Houston and the State of Texas on this 25th day of February, 2011.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SEPARATE ACCOUNT USL VL-R

(Name of Registrant)

BY: THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

(Name of Depositor)

By: /s/ EDWARD F. BACON Witness: /s/ LAUREN W. JONES

Edward F. Bacon Lauren W. Jones

Vice President Assistant Secretary

The United States Life The United States Life

Insurance Company in Insurance Company in

the City of New York the City of New York